Sales - Customer contract net assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Customer contract net assets	€ 733	€ 740	€ 709	€ 771
Total customer contract net assets	1,570	1,460	1,236
Prepaid telephone cards	(175)	(186)	(197)
Connection fees	(507)	(563)	(589)
Loyalty programs	(31)	(29)	(25)
Other deferred revenue	(1,847)	(1,717)	(1,158)
Other customer contract liabilities	(19)	(17)	(15)
Customer contract liabilities	(2,579)	(2,512)	(1,984)	(2,093)
Total customer contract net assets and liabilities	(1,009)	(1,052)	(748)
Costs to obtain contracts with customers [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Cost to obtain or fulfil contracts with customers	298	294	262	258
Costs to fulfil contracts with customers [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Cost to obtain or fulfil contracts with customers	€ 539	€ 426	€ 265	€ 181